Description of the Plan - Payment of Benefits (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Participant age for withdrawal from account balance	59 years 6 months
Minimum vested balance for single lump sum payment	$ 7,000
Vested balance for rollover into individual retirement account	$ 1,000